INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Schedule of provision for income taxes

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

	For the Year Ended September 30, 2010
	Federal	State	Valuation Allowance	Total
Current	$9,770,014	$947,900	$—	$10,717,914
Deferred	(1,272,534)	(223,961)	—	(1,496,495)
Total	$8,497,480	$723,939	—	$9,221,419

Schedule of reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes

	As of and for the Years Ended September 30,
	2012	2011	2010
Computed ‘expected’ tax expense	$6,325,065	$10,019,871	$9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$6,044,312	$11,524,389	$9,221,419

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities

	As of and for the Years Ended September 30,
	2012	2011
Deferred tax assets:
Allowance for credit losses	$11,234,048	$9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680	—
Loan origination & policy acquisition costs	26,220	—
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation allowance	(10,162)	—
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214

Deferred tax liabilities:
Amortization - intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs	—	20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	$13,377,298	$8,547,625

Schedule of reconciliation of unrecognized tax benefits

	As of and for the Years Ended September 30,
	2012	2011	2010
Balance, beginning of period	$1,368,200	$520,200	$645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000	—
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	$702,000	$1,368,200	$520,200